UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® INTERMEDIATE INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 97.1%
Asset-Backed & Securitized - 4.1%
ARI Fleet Lease Trust, “A”, FRN, 0.702%, 3/15/20 (n)	$162,310	$162,340
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21 (z)	1,172,918	1,161,152
Chesapeake Funding LLC, “A”, FRN, 0.905%, 11/07/23 (n)	1,781,870	1,788,356
Commercial Mortgage Acceptance Corp., FRN, 2.006%, 9/15/30 (i)	2,282,493	89,120
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.855%, 9/15/39	1,115,000	1,222,484
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	2,000,000	2,194,600
CWCapital Cobalt Ltd., “A4”, FRN, 5.775%, 5/15/46	1,266,469	1,394,476
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23 (i)(z)	1,134,334	92,902
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	339,000	340,120
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.535%, 7/20/19	2,270,000	2,270,109
Goldman Sachs Mortgage Securities Corp. II, 5.587%, 4/10/38	923,685	938,812
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	2,080,000	2,081,872
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	1,000,000	1,000,900
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	1,956,685	2,123,792
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	2,880,827	3,041,171
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	1,105,493	1,098,853
Motor PLC, “A1”, FRN, 0.635%, 8/25/21 (n)	1,816,360	1,815,472
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45 (z)	1,420,000	1,421,988
Smart Trust, “A2B”, FRN, 0.401%, 9/14/15	1,004,925	1,004,981
Wachovia Bank Commercial Mortgage Trust, 5.418%, 1/15/45	1,648,920	1,726,002

		$26,969,502
Automotive - 3.5%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$3,000,000	$2,988,441
American Honda Finance Corp., FRN, 0.602%, 5/26/16 (n)	2,000,000	2,008,150
American Honda Finance Corp., FRN, 0.732%, 10/07/16	790,000	795,808
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,640,000	3,660,792
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	1,970,000	2,071,485
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,880,000	3,016,328
Hyundai Capital America, 1.875%, 8/09/16 (n)	1,590,000	1,610,494
Nissan Motor Acceptance Corp., FRN, 0.933%, 9/26/16 (n)	2,520,000	2,536,035
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	1,340,000	1,343,764
Toyota Motor Credit Corp., 3.2%, 6/17/15	2,740,000	2,810,114

		$22,841,411
Banks & Diversified Financials (Covered Bonds) - 1.1%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$1,150,000	$1,156,642
BNP Paribas Home Loan, 2.2%, 11/02/15 (n)	2,640,000	2,691,469
Hypothekenbank Frankfurt AG, 5.125%, 1/21/16	3,140,000	3,291,945

		$7,140,056
Broadcasting - 0.4%
CBS Corp., 5.75%, 4/15/20	$940,000	$1,079,299
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	910,000	909,776
WPP Finance, 8%, 9/15/14	812,000	818,776

		$2,807,851
Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc., 1.375%, 9/15/17	$588,000	$587,032
NYSE Euronext, 2%, 10/05/17	1,558,000	1,578,404
TD Ameritrade Holding Co., 4.15%, 12/01/14	2,007,000	2,031,084

		$4,196,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.4%
CRH PLC, 8.125%, 7/15/18	$1,160,000	$1,413,056
Owens Corning, Inc., 4.2%, 12/15/22	1,144,000	1,167,582

		$2,580,638
Business Services - 0.4%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$2,730,000	$2,740,480

Cable TV - 1.3%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$2,925,000	$2,856,520
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,831,000	2,789,951
Time Warner Cable, Inc., 4%, 9/01/21	2,770,000	2,936,937

		$8,583,408
Chemicals - 0.9%
Dow Chemical Co., 8.55%, 5/15/19	$3,190,000	$4,062,695
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	1,463,000	1,573,356

		$5,636,051
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2/01/15	$1,950,000	$1,977,115

Computer Software - Systems - 0.5%
Apple, Inc., FRN, 0.472%, 5/03/18	$2,390,000	$2,390,887
Seagate HDD Cayman, 3.75%, 11/15/18 (n)	751,000	760,388

		$3,151,275
Conglomerates - 0.3%
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	$1,655,000	$1,701,242

Consumer Products - 1.2%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$1,860,000	$1,879,577
Newell Rubbermaid, Inc., 2%, 6/15/15	2,000,000	2,022,584
Newell Rubbermaid, Inc., 4.7%, 8/15/20	1,530,000	1,645,636
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	2,274,000	2,321,684

		$7,869,481
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$1,154,000	$1,172,277

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,400,000	$1,630,653

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$742,000	$762,882

Electronics - 0.1%
Tyco Electronics Group S.A., 2.375%, 12/17/18	$623,000	$624,753

Emerging Market Quasi-Sovereign - 2.4%
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	$1,090,000	$1,155,074
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	228,000	239,400
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	1,312,000	1,320,986
Corporacion Nacional del Cobre de Chile, 3.75%, 11/04/20 (n)	840,000	868,032
Empresa Nacional del Petroleo, 6.25%, 7/08/19	723,000	824,457
Gazprom Neft, 4.375%, 9/19/22 (n)	254,000	218,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Korea Gas Corp., 2.25%, 7/25/17 (n)	$1,630,000	$1,654,673
Petroleos Mexicanos, 6%, 3/05/20	2,970,000	3,363,525
Petronas Capital Ltd., 7.875%, 5/22/22	1,089,000	1,425,824
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 9/30/19 (n)	1,584,000	1,904,760
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	1,466,000	1,376,838
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,330,000	1,303,694

		$15,655,703
Emerging Market Sovereign - 1.0%
Republic of Peru, 9.875%, 2/06/15	$485,000	$506,825
Republic of Poland, 5%, 3/23/22	772,000	859,815
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,960,000	3,164,950
United Mexican States, 3.625%, 3/15/22	1,754,000	1,784,695

		$6,316,285
Energy - Independent - 0.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,700,000	$1,940,683
Anadarko Petroleum Corp., 3.45%, 7/15/24	2,400,000	2,376,794
Hess Corp., 8.125%, 2/15/19	1,230,000	1,533,004
Petrohawk Energy Corp., 7.25%, 8/15/18	178,000	184,772

		$6,035,253
Energy - Integrated - 2.3%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,320,000	$2,406,035
BP Capital Markets PLC, 4.5%, 10/01/20	853,000	935,628
BP Capital Markets PLC, 4.742%, 3/11/21	1,810,000	2,008,222
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	1,619,000	1,554,240
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	2,192,000	2,022,120
Petro-Canada, 6.05%, 5/15/18	904,000	1,038,446
Petro-Canada Financial Partnership, 5%, 11/15/14	2,140,000	2,167,050
Total Capital International S.A., 1.5%, 2/17/17	1,000,000	1,009,611
Total Capital S.A., 3%, 6/24/15	1,860,000	1,904,690

		$15,046,042
Financial Institutions - 1.1%
General Electric Capital Corp., 6%, 8/07/19	$1,180,000	$1,386,138
General Electric Capital Corp., 3.15%, 9/07/22	2,000,000	1,996,984
General Electric Capital Corp., 3.1%, 1/09/23	1,102,000	1,092,610
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	1,970,000	2,037,015
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	466,000	470,249

		$6,982,996
Food & Beverages - 2.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$1,953,000	$1,736,217
BRF S.A., 3.95%, 5/22/23 (n)	2,115,000	1,982,178
Conagra Foods, Inc., 1.3%, 1/25/16	1,680,000	1,691,327
Diageo Capital PLC, 1.5%, 5/11/17	1,530,000	1,541,856
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	290,000	304,448
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	2,850,000	2,743,718
Kraft Foods Group, Inc., 6.125%, 8/23/18	2,380,000	2,741,879
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	611,000	673,714
Tyson Foods, Inc., 4.5%, 6/15/22	1,447,000	1,522,585
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,430,000	1,397,642
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	613,000	620,557
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,876,000	1,927,232

		$18,883,353

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 5/18/15		$1,096,000	$1,119,762

Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)		$2,312,000	$2,366,422

Gaming & Lodging - 0.8%
Wyndham Worldwide Corp., 2.95%, 3/01/17		$1,686,000	$1,739,478
Wyndham Worldwide Corp., 5.625%, 3/01/21		2,890,000	3,239,407

			$4,978,885
Industrial - 0.9%
Johns Hopkins University, 5.25%, 7/01/19		$2,175,000	$2,459,838
Princeton University, 4.95%, 3/01/19		2,860,000	3,219,313

			$5,679,151
Insurance - 2.2%
American International Group, Inc., 5.85%, 1/16/18		$395,000	$447,291
American International Group, Inc., 3.375%, 8/15/20		1,750,000	1,814,153
Lincoln National Corp., 4.3%, 6/15/15		1,360,000	1,401,494
MetLife, Inc., 1.756%, 12/15/17		575,000	577,568
Principal Financial Group, Inc., 8.875%, 5/15/19		2,230,000	2,853,985
Prudential Financial, Inc., 6.2%, 1/15/15		2,210,000	2,266,161
Unum Group, 4%, 3/15/24		2,863,000	2,942,116
UnumProvident Corp., 6.85%, 11/15/15 (n)		890,000	952,863
Voya Financial, Inc., 2.9%, 2/15/18		1,141,000	1,175,548

			$14,431,179
Insurance - Health - 0.2%
Wellpoint, Inc., 1.25%, 9/10/15		$1,220,000	$1,227,210

Insurance - Property & Casualty - 2.2%
ACE Ltd., 2.6%, 11/23/15		$2,000,000	$2,049,128
Aon Corp., 3.5%, 9/30/15		2,750,000	2,834,425
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		1,610,000	1,831,856
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		2,197,000	2,386,999
PartnerRe Ltd., 5.5%, 6/01/20		2,120,000	2,395,479
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		3,000,000	3,217,500

			$14,715,387
International Market Quasi-Sovereign - 2.2%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)		$1,746,000	$1,739,266
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)		3,280,000	3,307,673
Electricite de France, 2.15%, 1/22/19 (n)		1,784,000	1,784,837
Statoil A.S.A., 1.8%, 11/23/16		1,420,000	1,448,752
Statoil A.S.A., FRN, 0.513%, 5/15/18		2,887,000	2,888,112
Swedish Export Credit Corp., FRN, 0.975%, 8/14/14		3,300,000	3,300,792

			$14,469,432
International Market Sovereign - 14.5%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,612,000	$2,797,523
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,608,000	4,050,129
Federal Republic of Germany, 3.25%, 7/04/21	EUR	1,200,000	1,890,616
Government of Canada, 4.25%, 6/01/18	CAD	505,000	512,230
Government of Canada, 3.25%, 6/01/21	CAD	1,579,000	1,581,853
Government of Canada, 5.75%, 6/01/33	CAD	583,000	783,317

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.1%, 6/20/20	JPY	800,000,000	$8,187,539
Government of Japan, 0.8%, 6/20/23	JPY	340,000,000	3,404,512
Government of Japan, 2.1%, 9/20/24	JPY	220,000,000	2,462,544
Government of New Zealand, 5%, 3/15/19	NZD	1,158,000	1,023,788
Government of New Zealand, 5.5%, 4/15/23	NZD	400,000	369,648
Kingdom of Belgium, 5.5%, 9/28/17	EUR	2,494,000	3,898,138
Kingdom of Belgium, 4.25%, 9/28/21	EUR	404,000	665,061
Kingdom of Denmark, 3%, 11/15/21	DKK	7,073,000	1,463,040
Kingdom of Spain, 5.4%, 1/31/23	EUR	376,000	624,389
Kingdom of Spain, 4.6%, 7/30/19	EUR	4,110,000	6,407,534
Kingdom of Sweden, 5%, 12/01/20	SEK	6,500,000	1,164,508
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,235,000	710,460
Kingdom of the Netherlands, 4%, 7/15/16	EUR	2,000,000	2,882,547
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	1,145,000	1,791,635
Republic of Austria, 4.65%, 1/15/18	EUR	1,138,000	1,757,291
Republic of Austria, 1.75%, 10/20/23	EUR	210,000	293,516
Republic of France, 2.5%, 10/25/20	EUR	1,500,000	2,228,715
Republic of France, 5%, 10/25/16	EUR	9,214,000	13,687,638
Republic of Iceland, 4.875%, 6/16/16 (n)		$2,179,000	2,277,787
Republic of Iceland, 5.875%, 5/11/22 (n)		336,000	370,377
Republic of Italy, 5.25%, 8/01/17	EUR	11,388,000	17,240,270
Republic of Italy, 3.75%, 3/01/21	EUR	2,050,000	3,075,283
United Kingdom Treasury, 8%, 6/07/21	GBP	2,500,000	5,755,793
United Kingdom Treasury, 2.25%, 9/07/23	GBP	750,000	1,228,402

			$94,586,083
Internet - 0.5%
Baidu, Inc., 3.25%, 8/06/18		$1,709,000	$1,759,735
Baidu, Inc., 2.75%, 6/09/19		1,510,000	1,507,857

			$3,267,592
Local Authorities - 0.8%
Province of Ontario, 4.75%, 1/19/16		$3,000,000	$3,187,158
State of Illinois, 4.961%, 3/01/16		1,795,000	1,900,941

			$5,088,099
Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$510,000	$563,298

Major Banks - 11.1%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$1,997,000	$2,132,816
ABN AMRO Bank N.V., FRN, 0.639%, 6/06/16 (n)		2,090,000	2,086,556
Bank of America Corp., 1.5%, 10/09/15		1,780,000	1,795,447
Bank of America Corp., 6.5%, 8/01/16		1,420,000	1,565,157
Bank of America Corp., 3.3%, 1/11/23		1,335,000	1,304,546
Bank of America Corp., 4.125%, 1/22/24		2,876,000	2,943,698
Bank of America Corp., FRN, 0.51%, 6/15/16		2,200,000	2,193,105
Barclays Bank PLC, 5.125%, 1/08/20		2,760,000	3,098,326
BNP Paribas, 2.7%, 8/20/18		1,200,000	1,222,769
BNP Paribas, FRN, 0.712%, 3/17/17		2,660,000	2,661,349
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		2,560,000	2,870,400
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		2,480,000	2,740,400
DBS Bank Ltd., 2.35%, 2/28/17 (n)		1,830,000	1,884,933
DNB Bank A.S.A., 3.2%, 4/03/17 (n)		2,220,000	2,324,942
Goldman Sachs Group, Inc., 5.75%, 1/24/22		3,044,000	3,493,733

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., FRN, 1.436%, 4/30/18	$1,240,000	$1,263,762
HSBC USA, Inc., 4.875%, 8/24/20	3,370,000	3,745,583
Huntington National Bank, FRN, 0.657%, 4/24/17	2,460,000	2,461,636
ING Bank N.V., 5.8%, 9/25/23 (n)	2,912,000	3,249,303
JPMorgan Chase & Co., 4.625%, 5/10/21	2,890,000	3,164,804
Morgan Stanley, 6.625%, 4/01/18	1,532,000	1,771,925
Morgan Stanley, 5.625%, 9/23/19	640,000	728,276
Morgan Stanley, FRN, 1.477%, 2/25/16	1,900,000	1,927,995
Morgan Stanley, FRN, 0.973%, 7/23/19	1,070,000	1,070,498
National Australia Bank Ltd., 2%, 3/09/15	2,920,000	2,949,352
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)	1,492,000	1,499,126
Royal Bank of Canada, FRN, 0.69%, 9/09/16	3,000,000	3,015,687
Royal Bank of Scotland PLC, 2.55%, 9/18/15	996,000	1,014,840
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	1,000,000	1,012,800
Standard Chartered PLC, 3.85%, 4/27/15 (n)	2,320,000	2,373,933
Sumitomo Mitsui Banking Corp., FRN, 0.554%, 7/11/17	1,720,000	1,721,472
Wells Fargo & Co., 3.75%, 10/01/14	2,900,000	2,915,648
Westpac Banking Corp., 2%, 8/14/17	2,320,000	2,360,797

		$72,565,614
Medical & Health Technology & Services - 0.9%
Covidien International Finance S.A., 1.35%, 5/29/15	$2,000,000	$2,013,892
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	3,650,000	3,736,297

		$5,750,189
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/23	$2,731,000	$2,700,028
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,090,000	1,099,921
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	1,740,000	1,750,094
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	2,300,000	2,313,211
Kinross Gold Corp., 5.95%, 3/15/24 (n)	1,897,000	1,934,305

		$9,797,559
Midstream - 2.2%
DCP Midstream LLC, 3.875%, 3/15/23	$1,907,000	$1,924,865
Enterprise Products Operating LP, 3.7%, 6/01/15	2,930,000	3,005,787
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	1,854,000	1,860,554
ONEOK Partners LP, 3.2%, 9/15/18	1,510,000	1,564,405
Spectra Energy Capital LLC, 8%, 10/01/19	1,299,000	1,627,739
Sunoco Logistics Partners LP, 4.25%, 4/01/24	774,000	788,672
TransCanada PipeLines Ltd., 3.4%, 6/01/15	1,957,000	2,003,680
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	790,000	797,071
Williams Cos., Inc., 3.7%, 1/15/23	807,000	766,074

		$14,338,847
Mortgage-Backed - 3.5%
Fannie Mae, 4.842%, 8/01/14	$44,020	$44,062
Fannie Mae, 5.55%, 9/01/14	27,409	27,386
Fannie Mae, 4.62%, 1/01/15	837,338	837,697
Fannie Mae, 4.877%, 4/01/15	610,630	618,353
Fannie Mae, 5.433%, 2/01/16	1,874,652	1,976,437
Fannie Mae, 6%, 11/01/16	103,341	106,668
Fannie Mae, 5.395%, 12/01/16	1,230,269	1,332,822
Fannie Mae, 1.114%, 2/25/17	2,362,127	2,362,786
Fannie Mae, 5.5%, 9/01/17 - 4/01/25	1,223,160	1,326,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, FRN, 0.459%, 12/25/17	$1,503,235	$1,505,730
Fannie Mae, 4.5%, 3/01/19	1,421,276	1,502,751
Fannie Mae, 5%, 5/01/19 - 12/01/20	294,866	312,230
Fannie Mae, 6.5%, 11/01/31	1,458,807	1,689,731
Freddie Mac, 6%, 8/01/17 - 8/01/34	244,624	260,468
Freddie Mac, 5.5%, 9/01/17 - 6/01/20	1,306,454	1,390,396
Freddie Mac, 3.882%, 11/25/17	1,423,992	1,528,302
Freddie Mac, 5%, 6/01/19	782,295	834,354
Freddie Mac, 4.224%, 3/25/20	2,249,154	2,473,469
Ginnie Mae, 6%, 6/15/33	679,224	785,019
Ginnie Mae, 6%, 10/15/36 (f)	461,963	531,345
Ginnie Mae, 6.357%, 4/20/58	1,286,511	1,353,584

		$22,800,288
Municipals - 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,850,000	$1,860,989

Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 10/10/17 (n)	$2,700,000	$2,719,310

Network & Telecom - 2.4%
AT&T, Inc., FRN, 1.137%, 11/27/18	$6,940,000	$7,066,523
British Telecommunications PLC, 2.35%, 2/14/19	1,330,000	1,336,454
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	659,000	661,377
Verizon Communications, Inc., 1.35%, 6/09/17	1,130,000	1,128,295
Verizon Communications, Inc., 8.75%, 11/01/18	689,000	866,783
Verizon Communications, Inc., 5.15%, 9/15/23	3,027,000	3,349,908
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	1,250,000	1,267,308

		$15,676,648
Oil Services - 0.3%
Noble Corp., 3.45%, 8/01/15	$1,030,000	$1,055,954
Transocean, Inc., 2.5%, 10/15/17	962,000	976,078

		$2,032,032
Other Banks & Diversified Financials - 9.2%
American Express Credit Corp., FRN, 1.33%, 6/12/15	$3,970,000	$4,004,039
Banco de Credito e Inversiones, 3%, 9/13/17 (n)	200,000	204,599
Banco Santander Chile, FRN, 1.134%, 4/11/17 (z)	3,410,000	3,409,939
Bancolombia S.A., 5.125%, 9/11/22	142,000	143,065
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.84%, 9/09/16 (n)	2,870,000	2,884,953
Banque Federative du Credit Mutuel, FRN, 1.085%, 10/28/16 (n)	2,490,000	2,510,926
Banque Federative du Credit Mutuel, FRN, 1.083%, 1/20/17 (n)	960,000	967,945
Capital One Financial Corp., 2.15%, 3/23/15	1,058,000	1,068,999
Capital One Financial Corp., FRN, 0.862%, 11/06/15	1,160,000	1,165,794
Citigroup, Inc., 8.5%, 5/22/19	1,960,000	2,479,623
Citigroup, Inc., 3.75%, 6/16/24	2,270,000	2,259,542
Fifth Third Bancorp, 1.35%, 6/01/17	2,570,000	2,568,260
Fifth Third Bancorp, 2.3%, 3/01/19	795,000	794,083
First Republic Bank, 2.375%, 6/17/19	578,000	578,997
Groupe BPCE S.A., 5.7%, 10/22/23 (n)	2,325,000	2,530,530
Groupe BPCE S.A., 12.5% to 2019, FRN to 8/29/49 (n)	2,556,000	3,508,110
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	880,000	889,823
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	1,752,000	1,825,969
Lloyds Bank PLC, 2.3%, 11/27/18	780,000	786,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	$2,080,000	$2,402,248
Macquarie Bank Ltd., 5%, 2/22/17 (n)	918,000	995,789
Macquarie Group Ltd., 6%, 1/14/20 (n)	1,971,000	2,220,002
National Bank of Canada, 1.5%, 6/26/15	1,760,000	1,778,491
Rabobank Nederland N.V., 3.375%, 1/19/17	1,757,000	1,852,075
Rabobank Nederland N.V., 3.95%, 11/09/22	2,716,000	2,737,614
Santander UK PLC, 3.875%, 11/10/14 (n)	3,440,000	3,471,841
SunTrust Banks, Inc., 3.5%, 1/20/17	2,237,000	2,359,355
Svenska Handelsbanken AB, FRN, 0.679%, 3/21/16	1,250,000	1,256,350
Svenska Handelsbanken AB, FRN, 0.699%, 9/23/16	2,940,000	2,956,249
Swedbank AB, 2.125%, 9/29/17 (n)	3,568,000	3,620,100

		$60,231,486
Pharmaceuticals - 0.9%
Celgene Corp., 3.95%, 10/15/20	$2,320,000	$2,427,504
Hospira, Inc., 6.05%, 3/30/17	1,060,000	1,165,889
Mylan, Inc., 1.8%, 6/24/16	770,000	779,623
Sanofi, 1.2%, 9/30/14	1,550,000	1,552,271

		$5,925,287
Pollution Control - 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$2,620,000	$2,977,774

Real Estate - Apartment - 0.3%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20	$2,029,000	$2,125,554

Real Estate - Healthcare - 0.3%
Health Care REIT, Inc., 2.25%, 3/15/18	$828,000	$835,557
Ventas Realty LP, 1.55%, 9/26/16	1,000,000	1,008,366

		$1,843,923
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$1,476,000	$1,566,365
Vornado Realty LP, REIT, 2.5%, 6/30/19	1,169,000	1,166,747

		$2,733,112
Real Estate - Retail - 0.5%
DDR Corp., REIT, 3.375%, 5/15/23	$2,880,000	$2,769,229
Kimco Realty Corp., REIT, 6.875%, 10/01/19	690,000	826,036

		$3,595,265
Retailers - 1.3%
Kohl’s Corp., 3.25%, 2/01/23	$2,282,000	$2,198,721
Macy’s, Inc., 7.875%, 7/15/15	2,670,000	2,851,581
Target Corp., 3.5%, 7/01/24	2,324,000	2,332,443
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,119,000	1,115,773

		$8,498,518
Specialty Chemicals - 0.3%
Airgas, Inc., 2.95%, 6/15/16	$1,900,000	$1,964,089

Supermarkets - 0.2%
Kroger Co., 3.85%, 8/01/23	$1,489,000	$1,523,925

Supranational - 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$2,950,000	$3,147,479

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,007,000	$1,031,371
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	1,540,000	1,526,687
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,934,000	3,415,217
Rogers Communications, Inc., 6.8%, 8/15/18	1,490,000	1,758,054

		$7,731,329
Tobacco - 0.6%
Altria Group, Inc., 4%, 1/31/24	$724,000	$737,983
Lorillard Tobacco Co., 8.125%, 6/23/19	1,316,000	1,640,073
Lorillard Tobacco Co., 6.875%, 5/01/20	1,340,000	1,578,035

		$3,956,091
Transportation - Services - 0.2%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$1,247,000	$1,290,847

U.S. Government Agencies and Equivalents - 1.4%
Aid-Egypt, 4.45%, 9/15/15	$3,963,000	$4,140,447
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	520,000	537,536
Small Business Administration, 6.35%, 4/01/21	471,339	512,204
Small Business Administration, 6.34%, 5/01/21	306,508	331,802
Small Business Administration, 6.44%, 6/01/21	311,204	341,038
Small Business Administration, 6.625%, 7/01/21	376,565	410,869
Small Business Administration, 5.34%, 11/01/21	930,532	1,000,950
Small Business Administration, 4.93%, 1/01/24	554,243	594,864
Small Business Administration, 5.36%, 11/01/25	860,196	932,733
Small Business Administration, 5.39%, 12/01/25	587,650	644,579

		$9,447,022
U.S. Treasury Obligations - 0.0%
U.S. Treasury Notes, 10.625%, 8/15/15	$30,000	$33,246

Utilities - Electric Power - 5.5%
Dominion Resources, Inc., 1.95%, 8/15/16	$2,660,000	$2,710,694
Duke Energy Corp., 3.35%, 4/01/15	3,280,000	3,341,188
E.ON International Finance B.V., 5.8%, 4/30/18 (n)	3,000,000	3,397,950
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	710,000	711,625
Enel Finance International S.A., 6.25%, 9/15/17 (n)	2,240,000	2,539,925
Exelon Generation Co. LLC, 5.2%, 10/01/19	1,340,000	1,492,216
Exelon Generation Co. LLC, 4.25%, 6/15/22	509,000	527,713
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	3,950,000	3,962,585
NextEra Energy Capital Co., 1.2%, 6/01/15	245,000	246,434
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	3,080,000	3,099,188
Oncor Electric Delivery Co., 4.1%, 6/01/22	2,206,000	2,373,034
PG&E Corp., 2.4%, 3/01/19	1,448,000	1,452,574
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	2,800,000	2,923,144
Progress Energy, Inc., 3.15%, 4/01/22	3,318,000	3,327,788
Southern Co., 2.45%, 9/01/18	2,280,000	2,324,713
Transelec S.A., 4.625%, 7/26/23 (n)	927,000	957,000
Transelec S.A., 4.25%, 1/14/25 (z)	228,000	226,099

		$35,613,870
Total Bonds		$633,978,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	22,919,040	$22,919,040
Total Investments		$656,897,060

Other Assets, Less Liabilities - (0.6)%		(4,017,359)
Net Assets - 100.0%		$652,879,701

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,210,982 representing 26.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21	6/24/14	$1,162,798	$1,161,152
Banco Santander Chile, FRN, 1.134%, 4/11/17	4/08/14	3,410,000	3,409,939
Falcon Franchise Loan LLC, FRN, 11.588%, 1/05/23	1/18/02	30,319	92,902
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/15/45	3/13/14	1,420,000	1,421,988
Transelec S.A., 4.25%, 1/14/25	7/09/14	225,688	226,099
Total Restricted Securities			$6,312,080
% of Net assets			1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Morgan Stanley Capital Services, Inc.	846,894	10/10/14	$785,543	$783,434	$2,109
SELL	AUD	Westpac Banking Corp.	2,136,415	10/10/14	1,988,618	1,976,327	12,291
BUY	CAD	Deutsche Bank AG	2,052,238	10/10/14	1,878,480	1,879,085	605
SELL	CAD	Merrill Lynch International	4,237,916	10/10/14	3,967,529	3,880,352	87,177
SELL	DKK	Barclays Bank PLC	2,955,171	10/10/14	539,797	530,953	8,844
SELL	DKK	UBS AG	2,955,171	10/10/14	539,763	530,953	8,810
SELL	EUR	Barclays Bank PLC	24,603,977	9/19/14	33,300,499	32,950,773	349,726
SELL	EUR	Credit Suisse Group	14,756,186	10/10/14	20,092,761	19,763,583	329,178
SELL	GBP	Credit Suisse Group	2,215,074	10/10/14	3,788,920	3,737,644	51,276
SELL	GBP	Goldman Sachs International	736,591	10/10/14	1,244,727	1,242,899	1,828
SELL	GBP	Merrill Lynch International	2,215,074	10/10/14	3,790,269	3,737,644	52,625
SELL	JPY	Deutsche Bank AG	1,140,786,595	10/10/14	11,240,495	11,094,833	145,662
SELL	JPY	Goldman Sachs International	255,426,539	10/10/14	2,484,733	2,484,176	557
SELL	NZD	Goldman Sachs International	1,221,115	10/10/14	1,065,081	1,030,612	34,469
SELL	SEK	Goldman Sachs International	12,072,624	10/10/14	1,764,086	1,749,615	14,471

							$1,099,628

Liability Derivatives
SELL	CAD	Goldman Sachs International	994,932	10/10/14	$910,543	$910,987	$(444)
SELL	DKK	Morgan Stanley Capital Services, Inc.	2,056,765	10/10/14	369,144	369,537	(393)
SELL	EUR	Barclays Bank PLC	4,815,868	10/10/14	6,444,137	6,450,095	(5,958)
SELL	NZD	Goldman Sachs International	443,746	10/10/14	373,550	374,518	(968)

							$(7,763)

Futures Contracts at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	150	$17,825,391	September - 2014	$155,334
U.S. Treasury Note 10 yr (Short)	USD	74	9,221,094	September - 2014	80,640

					$235,974

At July 31, 2014, the fund had liquid securities with an aggregate value of $298,570 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,480,268	$—	$9,480,268
Non-U.S. Sovereign Debt	—	134,174,982	—	134,174,982
Municipal Bonds	—	1,860,989	—	1,860,989
U.S. Corporate Bonds	—	251,036,052	—	251,036,052
Residential Mortgage-Backed Securities	—	22,800,288	—	22,800,288
Commercial Mortgage-Backed Securities	—	12,823,359	—	12,823,359
Asset-Backed Securities (including CDOs)	—	14,146,143	—	14,146,143
Foreign Bonds	—	187,655,939	—	187,655,939
Mutual Funds	22,919,040	—	—	22,919,040
Total Investments	$22,919,040	$633,978,020	$—	$656,897,060

Other Financial Instruments
Futures Contracts	$235,974	$—	$—	$235,974
Forward Foreign Currency Exchange Contracts	—	1,091,865	—	1,091,865

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$635,899,593
Gross unrealized appreciation	25,761,905
Gross unrealized depreciation	(4,764,438)
Net unrealized appreciation (depreciation)	$20,997,467

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	738,527	128,060,935	(105,880,422)	22,919,040

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,900	$22,919,040

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	49.8%
France	6.7%
United Kingdom	5.3%
Japan	4.8%
Italy	4.0%
Canada	3.6%
Netherlands	3.2%
Australia	2.7%
Germany	2.5%
Other Countries	17.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.